SUPPLEMENT DATED MAY 29, 2026

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2026

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2026 for Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are as of the date of this supplement. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

This supplement applies only to the PD Emerging Markets Index Portfolio and the PD International Large-Cap Index Portfolio (each a “Fund”). Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified under the circumstances discussed below.

Disclosure Changes to the Fund Summaries section

PD Emerging Markets Index Portfolio – In the Principal Investment Strategies subsection, the following is added after the first sentence of the second paragraph:

The Fund will generally hold these securities in approximately the same proportions as their weightings in the index.

Also in the Principal Investment Strategies subsection, the following is added after the first sentence of the fifth paragraph:

The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

In the Principal Risks subsection, the following is added after Index Sampling Risk:

●	Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

PD International Large-Cap Index Portfolio – In the Principal Investment Strategies subsection, the following is added after the first sentence of the third paragraph:

The Fund will generally hold these securities in approximately the same proportions as their weightings in the index.

Also in the Principal Investment Strategies subsection, the following is added after the first sentence of the sixth paragraph:

The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

In the Principal Risks subsection, the following is added after Index Sampling Risk:

●	Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

Disclosure Changes to the Additional Information About Principal Investment Strategies and

Principal Risks section

In the Principal Investment Strategies subsection for both Funds, the following is added after the first sentence of the second paragraph:

The Fund will generally hold these securities in approximately the same proportions as their weightings in the index.

Also in the Principal Investment Strategies subsection for both Funds, the following is added after the first sentence of the eighth paragraph:

The Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

In the Principal Risks subsection for both Funds, Non-Diversification Risk is added alphabetically.

SUPPLEMENT DATED MAY 29, 2026

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2026

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2026 (the “SAI”) and must be preceded or accompanied by the SAI. The changes within this supplement are effective as of the date of this supplement. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INFORMATION ON UNDERLYING FUNDS

In the table of the Balanced Allocation Underlying Funds in which the PSF Avantis Balanced Allocation Portfolio may invest, the Vanguard Russell 1000 ETF and Vanguard Russell 1000 Value ETF are added alphabetically.

INVESTMENT RESTRICTIONS

In the Fundamental Investment Restrictions section, the second sentence of paragraph 7 is deleted and replaced with the following:

The Equity Index Portfolio, Small-Cap Index Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Mid-Cap Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio, PD Emerging Markets Index Portfolio and PD International Large-Cap Index Portfolio each may not purchase securities of any issuer that would cause such Fund to be designated as non-diversified under the 1940 Act, except as may be necessary to approximate the composition of its target index.